SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of method used to record inventories

The perpetual method is used to record inventories, which are valued as follows:

Raw materials, goods in transit, tools and merchandises	—	cost of purchase on a weighted average basis.

Finished goods and work in process	—	cost of direct materials and labour plus attributable manufacturing overheads based on the normal operating capacity on a weighted average basis.

Summary of estimated useful lives of property, plant and equipment

Buildings and structures(*)	3 – 49 years
Machinery and equipment	3 – 25 years
Leased-out EV batteries	9 – 10 years
Leased-out escooter batteries	3 – 8 years
Vehicles	5 – 12 years
Office equipment	3 – 10 years
(*)	Including leasehold improvements which are depreciated on a straight-line basis over the shorter of their estimated useful lives and terms of the related leases.

Schedule of estimated useful life of intangible assets

License	3 years 2 months – 3 years 4 months
Software	3 – 8 years
Others	3 – 15 years

Schedules of restatement of the financial statements

		Adjustment for the
	As previously	effect of business
As of December 31, 2023	reported	combination	As adjusted
	VND million	VND million	VND million
ASSETS
Cash and cash equivalents	4,002,272	93,200	4,095,472
Restricted cash	96,446	6,486	102,932
Trade receivables	464,526	5,392	469,918
Advances to suppliers	4,644,575	109,059	4,753,634
Inventories, net	29,342,061	799,320	30,141,381
Short-term prepayments and other receivables	7,224,327	781,776	8,006,103
Short-term amounts due from related parties	2,605,366	(230,984)	2,374,382
Total current assets	49,019,240	1,564,249	50,583,489
Property, plant and equipment, net	67,678,974	11,443,729	79,122,703
Intangible assets, net	1,291,720	54,604	1,346,324
Investment in equity investees	—	1,214,938	1,214,938
Other long-term investments	—	918,040	918,040
Operating lease right-of-use assets	7,074,785	6,724	7,081,509
Long-term prepayments	194,020	23,160	217,180
Long-term amounts due from related parties	47,443	3,630	51,073
Total non-current assets	82,609,407	13,664,825	96,274,232
TOTAL ASSETS	131,628,647	15,229,074	146,857,721
EQUITY AND LIABILITIES
CURRENT LIABILITIES
Short-term and current portion of long-term interest-bearing loans and borrowings	39,894,782	3,029,252	42,924,034
Trade payables	11,063,663	1,082,925	12,146,588
Deposits and down payment from customers	1,187,903	6,209	1,194,112
Short-term deferred revenue	173,582	(23,835)	149,747
Short-term accruals	11,137,428	294,450	11,431,878
Other current liabilities	10,023,786	3,851,839	13,875,625
Current operating lease liabilities	1,520,305	4,051	1,524,356
Amounts due to related parties	44,338,043	5,003,101	49,341,144
Total current liabilities	138,788,030	13,247,992	152,036,022
Non-current operating lease liabilities	5,327,457	2,887	5,330,344
Long-term deferred revenue	1,779,362	(209,629)	1,569,733
Deferred tax liabilities	925,687	99,577	1,025,264
Amounts due to related parties	18,151,355	1,531,392	19,682,747

		Adjustment for
		the effect of
	As previously	business
As of December 31, 2023	reported	combination	As adjusted
	VND million	VND million	VND million
CONSOLIDATED BALANCE SHEET
As of December 31, 2023
CURRENT LIABILITIES
Total non-current liabilities	58,809,187	1,424,227	60,233,414
Accumulated losses	(184,546,025)	(5,956,531)	(190,502,556)
Additional paid-in capital	31,748,427	6,510,072	38,258,499
Deficit attributable to equity holders of the parent	(143,335,935)	553,541	(142,782,394)
Non-controlling interests	77,367,365	3,314	77,370,679
Total deficit	(65,968,570)	556,855	(65,411,715)
TOTAL DEFICIT AND LIABILITIES	131,628,647	15,229,074	146,857,721
CONSOLIDATED STATEMENT OF OPERATIONS
For the six months ended June 30, 2023
Sales of vehicles	9,024,493	(11,031)	9,013,462
Revenues	9,924,157	(11,031)	9,913,126
Cost of vehicles sold	(15,439,163)	(220,005)	(15,659,168)
Cost of sales	(16,447,549)	(220,005)	(16,667,554)
Gross loss	(6,523,392)	(231,036)	(6,754,428)
Research and development costs	(8,620,764)	(31,551)	(8,652,315)
Selling and distribution costs	(2,569,141)	(623)	(2,569,764)
Administrative expenses	(2,560,861)	(175,998)	(2,736,859)
Net other operating expenses	(98,538)	15,483	(83,055)
Operating loss	(20,372,696)	(423,725)	(20,796,421)
Finance income	41,263	312,652	353,915
Finance costs	(5,072,547)	(1,030,716)	(6,103,263)
Share of losses from equity investees	—	10,922	10,922
Loss before income tax expense	(26,683,053)	(1,130,867)	(27,813,920)
Tax income	27,026	13,512	40,538
Net loss for the period	(26,656,027)	(1,117,355)	(27,773,382)
Net loss attributable to non-controlling interests	(49,338)	(1,884)	(51,222)
Net loss attributable to controlling interest	(26,606,689)	(1,115,471)	(27,722,160)

		Adjustment for
		the effect of
	As previously	business
As of December 31, 2023	reported	combination	As adjusted
	VND million	VND million	VND million
CONSOLIDATED STATEMENT OF OTHER COMPREHENSIVE LOSS
For the six months ended June 30, 2023
Net loss for the period	(26,656,027)	(1,117,355)	(27,773,382)
Total comprehensive loss for the period, net of tax	(26,653,418)	(1,117,355)	(27,770,773)
Net loss attributable to non-controlling interests	(49,338)	(1,884)	(51,222)
Comprehensive loss attributable to controlling interest	(26,604,080)	(1,115,471)	(27,719,551)
Net loss per share attributable to ordinary shareholders
Basic and diluted	(11,567)	(485)	(12,052)
CONSOLIDATED STATEMENTS OF SHAREHOLDERS’ EQUITY
For the six months ended June 30, 2023:

Balance as of January 1, 2023
– Additional paid-in capital VinFast Auto	12,311,667	3,582,000	15,893,667
– Accumulated losses	(127,188,455)	(3,143,218)	(130,331,673)
– Non-controlling interests	77,439,373	3,171	77,442,544
– Total Shareholders’ equity (deficit)	(36,670,459)	441,953	(36,228,506)

CONSOLIDATED STATEMENTS OF SHAREHOLDERS’ EQUITY
For the six months ended June 30, 2023:

Balance as of June 30, 2023
– Additional paid-in capital VinFast Auto	12,311,667	5,877,400	18,189,067
– Accumulated losses	(153,785,023)	(4,258,689)	(158,043,712)
– Non-controlling interests	77,379,914	5,887	77,385,801
– Total Shareholders’ equity (deficit)	(63,323,877)	1,624,598	(61,699,279)

CONSOLIDATED STATEMENTS OF CASH FLOW

Net loss for the period	(26,656,027)	(1,117,355)	(27,773,382)
Depreciation of property, plant and equipment	2,511,264	179,795	2,691,059
Amortization of intangible assets	113,261	6,970	120,231
Provision related to compensation expenses, assurance-type warranties and net realizable value of inventories	4,636,460	62,433	4,698,893
Deferred tax expenses/(income)	(27,026)	(13,511)	(40,537)
Change in amortized costs of financial instruments measured at amortized cost other than nominal interest	1,582,016	181,604	1,763,620
Share of losses from equity investees	—	(10,922)	(10,922)
Change in working capital:
Trade receivables and advance to suppliers	4,053,598	288,804	4,342,402
Inventories	(6,418,463)	525,748	(5,892,715)
Trade payables, deferred revenue and other payables	(3,640,389)	3,856,325	215,936
Operating lease liabilities	(565,412)	75	(565,337)
Prepayments, other receivables and other assets	345,613	(59,899)	285,714
Net cash flows used in operating activities	(21,186,304)	3,900,067	(17,286,237)
Purchase of property, plant and equipment, and intangible assets	(15,727,008)	1,093,859	(14,633,149)
Proceeds from disposal of other property, plant and equipment	922,675	(922,675)	—
Disbursement of bank deposit and loans	—	(10,480,000)	(10,480,000)
Collection of loans	545,400	10,612,500	11,157,900
Payment for investment in associates and other investments	—	(1,039,033)	(1,039,033)
Net cash flows used in investing activities	(14,258,933)	(735,349)	(14,994,282)
Deemed contribution from owners	—	1,127,000	1,127,000
Proceeds from borrowings	42,914,466	6,083,433	48,997,899
Cash received under a business cooperation contract	5,875,000	3,750,000	9,625,000
Repayment of borrowings	(15,372,426)	(14,153,541)	(29,525,967)
Net cash flows from financing activities	33,417,040	(3,193,108)	30,223,932
Net decrease in cash and cash equivalents and restricted cash	(2,028,197)	(28,390)	(2,056,587)
Cash, cash equivalents and restricted cash at beginning of the period	4,271,442	90,189	4,361,631
Net foreign exchange difference on cash, cash equivalents and restricted cash	24,422	(21,813)	2,609
Cash, cash equivalents and restricted cash at end of the period	2,267,667	39,986	2,307,653
CONSOLIDATED STATEMENTS OF CASHFLOW
For the six months ended June 30, 2023:
Supplement disclosures of non-cash activities
Debt conversion to equity	—	1,173,000	1,173,000
Non-cash property, plant and equipment additions	5,512,701	1,286,909	6,799,610
Establishment of right-of-use assets and lease liabilities at commencement dates	2,968,837	4,525	2,973,362

CONSOLIDATED BALANCE SHEET
	As previously	Restatement
As of December 31, 2023	reported	adjustments	As restated	As restated
	VND million	VND million	VND million	USD
ASSETS
Inventories, net	28,665,995	676,066	29,342,061	1,229,450,306
Short-term prepayments and other receivables	7,229,475	91,298	7,320,773	306,744,867
Short-term amounts due from related parties	3,080,663	(475,297)	2,605,366	109,166,429
Total current assets	48,727,173	292,067	49,019,240	2,053,936,143
TOTAL ASSETS	131,336,580	292,067	131,628,647	5,515,320,833

EQUITY AND LIABILITIES
CURRENT LIABILITIES
Deposits and down-payment from customers	864,416	323,487	1,187,903	49,773,862
Short-term accruals	11,150,656	(13,228)	11,137,428	466,665,047
Other current liabilities	10,027,293	(3,507)	10,023,786	420,002,765
Total current liabilities	138,481,278	306,752	138,788,030	5,815,303,360
Other non-current liabilities	2,220,295	(26,042)	2,194,253	91,940,543
Long-term deferred revenue	1,810,098	(30,736)	1,779,362	74,556,356
Total non-current liabilities	58,865,965	(56,778)	58,809,187	2,464,140,912
Accumulated losses	(184,588,076)	42,051	(184,546,025)	(7,732,591,343)
Deficit attributable to equity holders of the parent	(143,377,986)	42,051	(143,335,935)	(6,005,863,362)
Non-controlling interests	77,367,323	42	77,367,365	3,241,739,923
Total deficit	(66,010,663)	42,093	(65,968,570)	(2,764,123,439)
TOTAL DEFICIT AND LIABILITIES	131,336,580	292,067	131,628,647	5,515,320,833

CONSOLIDATED STATEMENT OF OPERATIONS
For the year ended December 31, 2023
Sales of vehicles	26,226,366	(808,182)	25,418,184	1,065,037,459
Revenues	28,712,051	(808,182)	27,903,869	1,169,189,181
Cost of vehicles sold	(39,153,375)	704,868	(38,448,507)	(1,611,015,964)
Cost of sales	(41,938,825)	704,868	(41,233,957)	(1,727,728,023)
Gross loss	(13,226,774)	(103,314)	(13,330,088)	(558,538,842)
Selling and distribution costs	(5,806,552)	145,407	(5,661,145)	(237,205,439)
Operating loss	(40,453,159)	42,093	(40,411,066)	(1,693,248,387)
Loss before income tax expense	(57,382,539)	42,093	(57,340,446)	(2,402,599,765)
Net loss for the year	(57,471,671)	42,093	(57,429,578)	(2,406,334,451)
Net loss attributable to non-controlling interests	(74,807)	42	(74,765)	(3,132,699)
Net loss attributable to controlling interest	(57,396,864)	42,051	(57,354,813)	(2,403,201,751)

CONSOLIDATED STATEMENT OF OTHER COMPREHENSIVE LOSS
	As previously	Restatement
For the year ended December 31, 2023	reported	adjustments	As restated	As restated
	VND million	VND million	VND million	USD
Net loss for the year	(57,471,671)	42,093	(57,429,578)	(2,406,334,451)
Total comprehensive loss for the year, net of tax	(57,753,479)	42,093	(57,711,386)	(2,418,142,378)
Net loss attributable to non-controlling interests	(74,807)	42	(74,765)	(3,132,699)
Comprehensive loss attributable to controlling interest	(57,678,672)	42,051	(57,636,621)	(2,415,009,679)
	VND	VND	VND	USD
Net loss per share attributable to ordinary shareholders
Basic and diluted	(24,838)	18	(24,820)	(1.04)

CONSOLIDATED STATEMENTS OF SHAREHOLDERS’ EQUITY
For the year ended December 31, 2023
Accumulated losses	(184,588,076)	42,051	(184,546,025)	(7,732,591,343)
Non-controlling interests	77,367,323	42	77,367,365	3,241,739,923
Total Shareholders’ equity	(66,010,663)	42,093	(65,968,570)	(2,764,123,439)

CONSOLIDATED STATEMENTS OF CASH FLOW
For the year ended December 31, 2023
Net loss for the year	(57,471,671)	42,093	(57,429,578)	(2,406,334,451)
Provision related to compensation expenses, assurance-type warranties and net realizable value of inventories	8,692,883	(13,767)	8,679,116	363,660,270
Change in working capital:
Trade receivables, advance to suppliers, net investment in sales-type lease	1,313,596	475,296	1,788,892	74,955,669
Inventories	(12,541,863)	(691,848)	(13,233,711)	(554,500,587)
Trade payables, deferred revenues, and other payables	(9,660,611)	279,522	(9,381,089)	(393,073,325)
Prepayments, other receivables and other assets	(547,480)	(91,296)	(638,776)	(26,765,105)